Note 10 - Intangible Assets (Details) - Components of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 288,498	$ 281,152
Accumulated amortization	111,319	103,203
Net	177,179	177,949
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,720	20,995
Net	24,720	20,995
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	168,966	159,242
Accumulated amortization	58,054	60,375
Net	110,912	98,867
Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,754	38,255
Accumulated amortization	15,762	14,148
Net	20,992	24,107
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,753	40,335
Accumulated amortization	18,540	11,193
Net	14,213	29,142
Management Contracts and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,853	19,936
Accumulated amortization	16,520	15,111
Net	6,333	4,825
Brokerage Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,452	2,389
Accumulated amortization	2,443	2,376
Net	$ 9	$ 13